SUMMARY OF DISAGGREGATION OF REVENUE (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total revenue	$ 1,396,000	$ 3,883,105	$ 2,606,653	$ 8,300,038	$ 5,568,224	$ 7,624,584	$ 4,203,112
Continuing Operations [Member]
Product Information [Line Items]
Total revenue						7,624,584	4,203,112
Product [Member]
Product Information [Line Items]
Total revenue		423,084	751,034	1,308,821	935,209
Product [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue						1,396,127
Waste Collection and Disposal [Member]
Product Information [Line Items]
Total revenue		$ 3,460,021	$ 1,855,619	$ 6,991,217	$ 4,633,015
Waste Collection and Disposal [Member] | Continuing Operations [Member]
Product Information [Line Items]
Total revenue						$ 6,228,457	$ 4,203,112